Short-Term Investment (Tables)	12 Months Ended
Dec. 31, 2022
Short-term Investments [Abstract]
Schedule of Short-Term Investments	Short-term investments consisted of the following.
		Quoted	Significant	Significant
		Prices in	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Trading securities	$2,408,772	$2,408,772	$-	$-
Held-to-maturity debt securities	1,881,576	1,881,576	-	-
Total	$4,290,348	$4,290,348	$-	$-
		Quoted	Significant	Significant
		Prices in	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Trading securities	$5,197,015	$188,208	$5,008,807	$-
Total	$5,197,015	$188,208	$5,008,807	$-

Schedule of Investment Income	Net investment (loss) income for the years ended December 31, 2022, 2021 and 2020 consists of the following.
	December 31,
	2022	2021	2020
(Loss) Gain from sales of short-term investments:
Trading securities	$(30,848)	$3,945	$46,492
Held-to-maturity debt securities	-	17,189	32,093
Unrealized holding income:
Trading securities	(2,722)	82,241	20,989
Held-to-maturity debt securities	14,207	-	-
Net investment (loss) income	$(19,363)	$103,375	$99,574